Stockholders' Equity/Deficiency	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Equity [Abstract]
STOCKHOLDERS’EQUITY/DEFICIENCY

NOTE 3	STOCKHOLDERS’EQUITY/DEFICIENCY

(A)	Common Stock Issued for Cash

On May 28, 2012, the Company issued 480,000 shares of common stock for $1,464,000 ($3.05/share).

On March 30, 2012, the Company issued 425,000 shares of common stock for $85,000 ($.20/share) for exercise of stock warrants.

On March 26, 2012, the Company entered into a stock subscription agreement for the sale of up to 500,000 shares of common stock in two installments.  On March 27, 2012, the Company sold 100,000 shares of common stock for $305,000 ($3.05/share) as the first installment of the subscription agreement.  On March 30, 2012, the Company sold 400,000 shares of common stock for $1,220,000 ($3.05/share) as the second installment of the subscription agreement.  These transactions closed in April, 2012 and the funds were released at that time.

The March 26, 2012 stock subscription agreement included a registration rights agreement.  The registration rights agreement stipulated a clause that the Company use commercially reasonable efforts to prepare and file a registration statement with the SEC within sixty (60) days after the agreement was signed on March 26, 2012.  The Company has filed such registration statement in accordance with the agreement.

On May 12, 2011, the Company issued 400,000 shares of common stock for $1,200,000 ($3/share).

On March 28, 2011, the Company entered into a stock subscription agreement for the sale of up to 1,000,000 shares of common stock in two installments.  On March 28, 2011, the Company sold 50,000 shares of common stock for $100,000 ($2/share) less $4,038 in stock offering costs. On May 20, 2011, the Company issued 950,000 shares of common stock for $1,899,975 ($2/share) as a second installment of the subscription agreement.

On October 14, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On August 10, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On July 20, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On April 13, 2010, the Company issued 75,000 shares of common stock for $7,500 ($0.10/share).

On February 17, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On November 4, 2009, the Company issued 100,000 shares of common stock for $10,000 ($0.10/share).

During March and April 2009, the Company issued 275,000 shares of common stock for $27,500 ($0.10/share).

During October and November 2007, the Company issued 197,500 shares of common stock for $19,750 ($0.10/share).

During October 2007, the Company collected $85,000 ($0.10/share) for the sale of 850,000 shares of common stock made during the period from August 14, 2007 (inception) through September 30, 2007.

For the year ended September 30, 2007 the Company issued 390,000 shares of common stock for $39,000 ($0.10/share).

(B) In-Kind Contribution

For the year ended September 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company related to the acquisition of the intellectual property with a fair value of $287,000 (See Note 7).

For the year ended September 30, 2011, a shareholder of the Company contributed services having a fair value of $2,600 (See Note 7).

For the year ended September 30, 2010, a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2011, the Company recorded contributed interest expense having a fair value of $12,824.

For the year ended September 30, 2010, the Company recorded contributed interest expense having a fair value of $25,506.

For the year ended September 30, 2009, the Company recorded contributed interest expense having a fair value of $16,118).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2008 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a shareholder of the Company contributed services having a fair value of $700 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a principal stockholder of the Company contributed cash of $100 (See Note 7).

(C) Stock Issued for Services and Intellectual Property

On May 13, 2012, the Company issued 7,000 shares of the Company’s common stock, having a fair value of $28,000 ($4.00/share) on the grant date (See Note 6).

On October 15, 2011, the Company issued 1,000 shares of the Company's common stock, having a fair value of $5,500 ($5.50 per share) on the grant date (See Note 6).

On July 1, 2011, the Company issued 2,500 shares of the Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).

On April 1, 2011, the Company issued 2,500 shares of the Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).

On March 28, 2011, the Company issued 3,010,000 shares of the Company’s common stock, having a fair value of $13,394,500 on the grant date and 1,000,000 warrants having a fair value of $4,250,499 (See Notes 2(B) and 3(E)) in exchange for intellectual property.  As of September 30, 2011, the intellectual property was deemed to have no future value and the full amount was expensed to research and development.

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 7).

(D) Treasury Shares

During the year ended September 30, 2009, the Company re-purchased 1,424,731 shares of common stock for $53,000.

During the year ended September 30, 2008, the Company re-purchased 1,075,269 shares of common stock for $40,000.

In 2012, the total of 2,500,000 shares of common stock held in treasury were cancelled.

(E)  Stock Warrants Issued for Intellectual Property

On March 28, 2011, the Company granted 1,000,000 two year warrants having an exercise price of $0.20 per share. The warrants vest immediately.  The Company has valued these warrants at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:	1 year
Expected volatility:	29.1%
Risk free interest rate:	0.25%
Expected dividends:	0%

The following table summarizes all warrant grants as of June 30, 2012, and the related changes during the nine months then ended:

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at September 30, 2011	1,000,000	$0.20
Granted	-	-
Exercised	425,000	0.20
Expired	-	-
Balance at June 30, 2012	575,000	$0.20
Warrants Exercisable at June 30, 2012	575,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011		$0.20

The following tables summarize information about stock warrants for the Company as of June 30, 2012 and 2011:

June 30, 2012 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$0.20	575,000	.74	$0.20	575,000	$0.20

June 30, 2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at June 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.67	$0.20	1,000,000	$0.20

(F)  Conversion of Note Payable

During the year ended September 30, 2011, a related party stockholder converted a $50,000 loan into 500,000 shares of common stock.  In addition, the Company recognized a $50,000 beneficial conversion upon the issuance of the note payable (See Notes 5 and 7).

NOTE 3	STOCKHOLDERS’ EQUITY/DEFICIENCY

(A)  Common Stock Issued for Cash

On May 12, 2011, the Company issued 400,000 shares of common stock for $1,200,000 ($3/share).

On March 28, 2011, the Company entered into a stock subscription agreement for the sale up to 1,000,000 shares of common stock in two installments.  On March 28, 2011, the Company sold 50,000 shares of common stock for $100,000($2/share), less $4,038 in stock offering costs.   On May 20, 2011, the Company issued 950,000 shares of common stock for $1,899,975 ($2/share) as a second installment of the subscription agreement.

On October 14, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On August 10, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On July 20, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On April 13, 2010, the Company issued 75,000 shares of common stock for $7,500 ($0.10/share).

On February 17, 2010, the Company issued 50,000 shares of common stock for $5,000 ($0.10/share).

On November 4, 2009, the Company issued 100,000 shares of common stock for $10,000 ($0.10/share).

During March and April 2009, the Company issued 275,000 shares of common stock for $27,500 ($0.10/share).

During October and November 2007, the Company issued 197,500 shares of common stock for $19,750 ($0.10/share).

During October 2007, the Company collected $85,000 ($0.10/share) for the sale of 850,000 shares of common stock made during the period from August 14, 2007 (inception) through September 30, 2007.

For the year ended September 30, 2007 the Company issued 390,000 shares of common stock for $39,000 ($0.10/share).

(B) In-Kind Contribution

For the year ended September 30, 2011 a principal stockholder of the Company contributed services on behalf of the Company related to the acquisition of the intellectual property with a fair value of $287,000 (See Note 7).

For the year ended September 30, 2011, a shareholder of the Company contributed services having a fair value of $2,600 (See Note 7).

For the year ended September 30, 2010, a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2011, the Company recorded contributed interest expense having a fair value of $12,824 (See Note 4).

For the year ended September 30, 2010, the Company recorded contributed interest expense having a fair value of $25,506 (See Note 4).

For the year ended September 30, 2009, the Company recorded contributed interest expense having a fair value of $16,118 (See Note 4).

For the year ended September 30, 2009 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the year ended September 30, 2008 a shareholder of the Company contributed services having a fair value of $5,200 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a shareholder of the Company contributed services having a fair value of $700 (See Note 7).

For the period from August 14, 2007 (Inception) through September 30, 2007 a principal stockholder of the Company contributed cash of $100 (See Note 7).

(C) Stock Issued for Services and Intellectual Property

On April 1, 2011, the Company issued 2,500 shares of Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).On July 1, 2011, the Company issued 2,500 shares of Company's common stock, having a fair value of $13,750 ($5.50 per share) on the grant date (See Note 6).

On March 28, 2011, the Company issued 3,010,000 shares of Company’s common stock, having a fair value of $13,394,500 on the grant date and 1,000,000 warrants having a fair value of $4,250,499 (See Note 3(F)) in exchange for intellectual property.

On August 14, 2007, the Company issued 5,000,000 shares of common stock to its founders having a fair value of $500 ($0.0001/share) in exchange for services provided (See Note 7).

(D) Treasury Shares

During the year ended September 30, 2009, the Company re-purchased 1,424,731 shares of common stock for $53,000.

During the year ended September 30, 2008, the Company re-purchased 1,075,269 shares of common stock for $40,000.

(E) Stock Warrants Issued for Intellectual Property

The following tables summarize all warrant grants for the years ended September 30, 2011 and 2010, and the related changes during these periods are presented below.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance October 31, 2009	-	-
Granted	-	-
Exercised	-	-
Expired	-	-
Balance at September 30, 2010	-	-
Granted	1,000,000	$0.20
Exercised	-
Expired	-
Balance at September 30, 2011	1,000,000	$0.20
Warrants Exercisable at September 30, 2011	1,000,000	$0.20
Weighted Average Fair Value of Warrants Granted During 2011	-	$0.20

The following table summarizes information about stock warrants for the Company as of September 30, 2011 and 2010:

2011 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2011	Weighted Average Exercise Price
$0.20	1,000,000	1.49	$0.20	1,000,000	$0.20

On March 28, 2011, the Company granted 1,000,000 two year warrants having an exercise price of $0.20 per share. The options vest immediately.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected Life:	1 Year

Expected volatility:	29.10%

Risk free interest rate:	0.25%
Expected dividends:	0%

2010 Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at September 30, 2010	Weighted Average Exercise Price
$-	-	-	$-	-	$-

(G) Conversion of Note Payable

During the year ended September 30, 2011, a related party stockholder converted a $50,000 loan into 500,000 shares of common stock.  In addition, the Company recognized a $50,000 beneficial conversion upon the issuance of the note payable (See Note 5).